SUBSEQUENT EVENTS (Details) ₽ in Millions, $ in Millions				1 Months Ended		12 Months Ended
	Feb. 07, 2018 USD ($)	Feb. 07, 2018 RUB (₽)	Jan. 15, 2015 RUB (₽)	Feb. 28, 2018 USD ($) shares	Feb. 28, 2018 RUB (₽) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2015 RUB (₽)	Mar. 23, 2018 USD ($)	Mar. 23, 2018 RUB (₽)	Mar. 31, 2017 USD ($)	Mar. 31, 2017 RUB (₽)	Dec. 31, 2016 shares
Subsequent events
Designated as hedging instrument				$ 80.4					$ 80.4	₽ 4,572	$ 102.8	₽ 5,976
Cash consideration for acquisition of the entity						$ 15.9	₽ 918	₽ 398
RSUs
Subsequent events
Awards granted (in shares)						5,134,522	5,134,522
RosTaxi
Subsequent events
Cash consideration for acquisition of the entity | ₽			₽ 500
Class A
Subsequent events
Ordinary shares, shares issued						289,364,467	289,364,467						285,019,019
Subsequent event | RosTaxi
Subsequent events
Contingent consideration paid				$ 8.7	₽ 500
Subsequent event | MLU B.V.
Subsequent events
Cash consideration for acquisition of the entity	$ 100.0	₽ 5,722
Ownership interest acquired (as a percent)	63.03%	63.03%
Subsequent event | MLU B.V. | UBER
Subsequent events
Cash consideration for acquisition of the entity	$ 225.0	₽ 12,874
Ownership interest acquired (as a percent)	35.93%	35.93%
Additional ownership percentage acquired (as a percent)				2.03
Subsequent event | MLU B.V. | Yandex Taxi Group
Subsequent events
Ownership interest acquired (as a percent)	1.04%	1.04%
Subsequent event | Class A | Maximum | RSUs
Subsequent events
Awards granted (in shares)				2,777,312	2,777,312
Subsequent event | Class A | RosTaxi
Subsequent events
Ordinary shares, shares issued				259,560
Subsequent event | Class A | MLU B.V. | UBER
Subsequent events
Ordinary shares, shares issued				1,527,507